Acquisition of the Oriental VIP Room (Details 3) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Business Acquisition, Contingent Consideration [Line Items]
Change in Fair Value of Contingent Consideration		$ (244,129)	$ 45,094,840	$ (13,325,814)	$ 55,683,689
VIP Room [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration				41,404,026
Payment	$ (20,000,000)			0
Ordinary Shares Issued				0
Change in Fair Value of Contingent Consideration		9,151	$ 21,040,720	(9,568,301)	$ 31,434,051
Foreign Currency Translation Adjustment				8,338
Contingent Consideration		$ 31,844,063		$ 31,844,063